RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	5 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants issued in connection with its Initial Public Offering (see Note 5) as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of ordinary shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).
In connection with the release of the Securities and Exchange Commission’s “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” on April 12, 2021, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, in consultation with the Company’s audit committee, the Company’s management concluded that the Company’s Private Placement Warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC
Section 815-40-15
because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, in consultation with the Company’s audit committee, the Company’s management concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.
As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of September 29, 2020 (audited)
Warrant Liability	$—	$12,573,333	$12,573,333
Ordinary Shares Subject to Possible Redemption	285,853,760	(12,573,333)	273,280,427
Class A Ordinary Shares	141	126	267
Additional Paid-in Capital	5,017,854	(126)	5,017,728
Shareholders’ Equity	5,000,010	0	5,000,010
Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$13,340,000	$13,340,000
Ordinary Shares Subject to Possible Redemption	285,851,910	(13,340,000)	275,511,910
Class A Ordinary Shares	141	134	275
Additional Paid-in Capital	5,019,704	766,533	5,786,237
Accumulated Deficit	(20,698)	(766,667)	(787,365)
Shareholders’ Equity	5,000,010	0	5,000,010
Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$24,562,667	$24,562,667
Ordinary Shares Subject to Possible Redemption	304,820,000	(24,562,670)	280,257,330
Class A Ordinary Shares	152	245	397
Additional Paid-in Capital	5,351,666	11,989,092	17,340,758
Accumulated Deficit	(352,617)	(11,989,334)	(12,341,951)
Shareholders’ Equity	5,000,001	3	5,000,004
Period from July 28, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$766,667	$766,667
Net loss	(20,698)	(766,667)	(787,365)
Basic and diluted net loss per share, Class B	(0.00)	(0.10)	(0.10)
Period from July 28, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(11,989,334)	$(11,989,334)
Net loss	(352,617)	(11,989,334)	(12,341,951)
Basic and diluted net loss per share, Class B	(0.05)	(1.55)	(1.60)